Acquisitions, Dispositions And Other Adjustments (Tables)	12 Months Ended
Dec. 31, 2012
Acquisitions, Dispositions And Other Adjustments
Operating Results Of Discontinued Operation
Operating revenues	$349
Operating expenses	327
Operating income	22
Income before income taxes	18
Income tax expense	8
Income from discontinued operations during phase-out period	10
Gain on disposal of discontinued operations	769
Income from discontinued operations, net of tax	$779